LIBERTY ASSET ALLOCATION FUND
                                        LIBERTY EQUITY GROWTH FUND
                                         LIBERTY EQUITY VALUE FUND
                                        LIBERTY LARGE CAP CORE FUND
                                     LIBERTY INTERNATIONAL EQUITY FUND
                                          LIBERTY SMALL CAP FUND
                                        LIBERTY SMALL COMPANY FUND
                                       LIBERTY STRATEGIC EQUITY FUND
                            SERIES OF LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                                        (collectively, the "Funds")

                           Supplement to the Statement of Additional Information


Effective immediately, all of the Funds may invest in other investment companies.
                                                           February 25, 2003